Operating expenses by nature	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating expenses by nature	Operating expenses by nature

	2020	2019	2018

Selling expenses	134,915	155,115	96,075
Advertising and publicity	134,915	155,115	96,075

Administrative expenses	3,013,598	1,891,481	1,176,805
Personnel expenses	2,138,470	1,261,887	712,060
Compensation	846,742	408,394	221,746
Employee profit-sharing and bonus	807,640	645,992	356,938
Executives profit-sharing	194,419	67,547	50,656
Benefits	75,302	47,457	35,922
Social charges	208,151	88,960	45,115
Other	6,216	3,537	1,683

Other taxes expenses	44,029	39,691	43,945
Depreciation of property and equipment and right-of-use assets	67,422	53,530	26,278
Amortization of intangible assets	75,839	37,630	26,510
Other administrative expenses	687,838	498,743	368,012
Data processing	322,659	178,860	130,678
Technical services	101,389	85,782	76,476
Third parties' services	168,019	145,730	63,333
Rent expenses	17,955	10,575	41,950
Communication	29,311	17,495	11,457
Travel	9,923	21,676	13,804
Legal and judicial	6,976	3,406	9,023
Other	31,606	35,219	21,291
Total	3,148,513	2,046,596	1,272,880